Assets Covered Under Capital Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Capital Leased Assets [Line Items]
Machinery, vessels and equipment	¥ 5,571	¥ 7,100
Less: Accumulated depreciation and amortization	(3,708)	(4,699)
Total	¥ 1,863	¥ 2,401